March 5, 1996

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re: American Balanced Fund, Inc.
File Nos. 811-66
          2-10758

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/29/96 of Registrant's Post-Effective Amendment No. 82 under The Securities Act of 1933 and Amendment No. 21 under The Investment Company Act of 1940.

                                                   Sincerely,
                                                   Patrick F. Quan
                                                   Secretary


cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)